Intellectual property (Tables)	12 Months Ended
Dec. 31, 2015
Intellectual Property Tables
Intellectual property

	2015	2014
Intellectual property acquired	$25,271,000	-
Accumulated amortization and impairment	(562,000)	-
	24,709,000	-